SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Payroll and related	$ 4,007	$ 3,990	$ 1,027
Professional fees	2,370	2,233	3,417
Share-based compensation	4,531	4,868	842
Depreciation and amortization	591	420	321
Office maintenance	369	437	275
Rent and related expenses	360	126	96
Travel	156	150
Public company related expenses	824	316	254
Directors & officers’ insurance	253	267	119
Doubtful debts		382
Other	472	410	143
General and administrative expenses	$ 13,933	$ 13,599	$ 6,494